Trade and Notes Receivables - Summary of Provision for Impairment of Trade Receivables (Detail) - Trade and notes receivables [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [Line Items]
At beginning of year	¥ 93	¥ 119
Impairment losses, net (note 10)	(6)	(21)
Amount written off as uncollectible	(4)	(5)
Disposal of a subsidiary	(7)
At end of year	¥ 76	¥ 93